FINANCIAL RISK MANAGEMENT FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Current Assets	$ 5,841	$ 2,276	$ 1,512
Non-current Assets	50,467	34,304	27,965
Total assets	56,308	36,580	29,477
Liabilities:
Current Liabilities	5,439	2,417	1,564
Non-current liabilities	28,692	19,495	14,439
Total liabilities	34,131	21,912	16,003
Non-controlling interest—in operating subsidiaries and preferred unitholders	15,048	8,239	6,470
Non-controlling interest—Redeemable Partnership Units held by Brookfield	2,039	1,823	2,012
Non-controlling interest—Exchange LP	18	71
Net investment attributable to limited partners and general partner	5,072	4,535	4,992
USD
Assets:
Current Assets	1,232	695	358
Non-current Assets	14,594	5,237	4,400
Total assets	15,826	5,932	4,758
Liabilities:
Current Liabilities	1,345	1,031	641
Non-current liabilities	8,908	3,836	3,093
Total liabilities	10,253	4,867	3,734
Non-controlling interest—in operating subsidiaries and preferred unitholders	5,704	1,261	602
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(37)	(55)	(50)
Non-controlling interest—Exchange LP	0	(4)
Net investment attributable to limited partners and general partner	(94)	(137)	472
AUD
Assets:
Current Assets	1,914	245	276
Non-current Assets	5,488	5,303	5,770
Total assets	7,402	5,548	6,046
Liabilities:
Current Liabilities	1,530	316	227
Non-current liabilities	3,703	3,628	3,983
Total liabilities	5,233	3,944	4,210
Non-controlling interest—in operating subsidiaries and preferred unitholders	475	372	417
Non-controlling interest—Redeemable Partnership Units held by Brookfield	485	349	407
Non-controlling interest—Exchange LP	4	14
Net investment attributable to limited partners and general partner	1,205	869	1,012
GBP
Assets:
Current Assets	430	185	151
Non-current Assets	7,195	4,708	4,431
Total assets	7,625	4,893	4,582
Liabilities:
Current Liabilities	749	320	414
Non-current liabilities	4,211	2,798	2,614
Total liabilities	4,960	3,118	3,028
Non-controlling interest—in operating subsidiaries and preferred unitholders	754	442	396
Non-controlling interest—Redeemable Partnership Units held by Brookfield	547	378	332
Non-controlling interest—Exchange LP	5	15
Net investment attributable to limited partners and general partner	1,359	940	826
BRL
Assets:
Current Assets	456	310	322
Non-current Assets	6,889	6,828	8,184
Total assets	7,345	7,138	8,506
Liabilities:
Current Liabilities	211	106	73
Non-current liabilities	3,448	3,185	2,015
Total liabilities	3,659	3,291	2,088
Non-controlling interest—in operating subsidiaries and preferred unitholders	1,414	1,540	3,082
Non-controlling interest—Redeemable Partnership Units held by Brookfield	650	654	959
Non-controlling interest—Exchange LP	6	25
Net investment attributable to limited partners and general partner	1,616	1,628	2,377
CLP
Assets:
Current Assets	95	82	85
Non-current Assets	821	940	1,117
Total assets	916	1,022	1,202
Liabilities:
Current Liabilities	68	60	59
Non-current liabilities	1,112	861	989
Total liabilities	1,180	921	1,048
Non-controlling interest—in operating subsidiaries and preferred unitholders	(320)	43	75
Non-controlling interest—Redeemable Partnership Units held by Brookfield	16	16	23
Non-controlling interest—Exchange LP	0	1
Net investment attributable to limited partners and general partner	40	41	56
CAD
Assets:
Current Assets	316	258	78
Non-current Assets	8,541	6,206	814
Total assets	8,857	6,464	892
Liabilities:
Current Liabilities	456	187	55
Non-current liabilities	4,639	3,093	443
Total liabilities	5,095	3,280	498
Non-controlling interest—in operating subsidiaries and preferred unitholders	4,066	2,766	891
Non-controlling interest—Redeemable Partnership Units held by Brookfield	(87)	119	28
Non-controlling interest—Exchange LP	(1)	5
Net investment attributable to limited partners and general partner	(216)	294	(525)
EUR
Assets:
Current Assets	23	0	0
Non-current Assets	764	861	836
Total assets	787	861	836
Liabilities:
Current Liabilities	24	0	0
Non-current liabilities	73	0	0
Total liabilities	97	0	0
Non-controlling interest—in operating subsidiaries and preferred unitholders	0	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	197	244	240
Non-controlling interest—Exchange LP	2	10
Net investment attributable to limited partners and general partner	491	607	596
COP
Assets:
Current Assets	971	279	68
Non-current Assets	1,166	1,857	764
Total assets	2,137	2,136	832
Liabilities:
Current Liabilities	724	262	26
Non-current liabilities	314	772	438
Total liabilities	1,038	1,034	464
Non-controlling interest—in operating subsidiaries and preferred unitholders	957	964	302
Non-controlling interest—Redeemable Partnership Units held by Brookfield	41	39	19
Non-controlling interest—Exchange LP	0	2
Net investment attributable to limited partners and general partner	101	97	47
PEN
Assets:
Current Assets	122	104	100
Non-current Assets	1,337	1,308	1,356
Total assets	1,459	1,412	1,456
Liabilities:
Current Liabilities	19	20	18
Non-current liabilities	683	654	673
Total liabilities	702	674	691
Non-controlling interest—in operating subsidiaries and preferred unitholders	638	622	644
Non-controlling interest—Redeemable Partnership Units held by Brookfield	34	33	35
Non-controlling interest—Exchange LP	0	1
Net investment attributable to limited partners and general partner	85	82	86
INR
Assets:
Current Assets	231	90	57
Non-current Assets	3,143	976	256
Total assets	3,374	1,066	313
Liabilities:
Current Liabilities	265	65	30
Non-current liabilities	1,482	668	185
Total liabilities	1,747	733	215
Non-controlling interest—in operating subsidiaries and preferred unitholders	1,360	229	60
Non-controlling interest—Redeemable Partnership Units held by Brookfield	76	29	11
Non-controlling interest—Exchange LP	1	1
Net investment attributable to limited partners and general partner	190	74	27
NZD & Other
Assets:
Current Assets	51	28	17
Non-current Assets	529	80	37
Total assets	580	108	54
Liabilities:
Current Liabilities	48	50	21
Non-current liabilities	119	0	6
Total liabilities	167	50	27
Non-controlling interest—in operating subsidiaries and preferred unitholders	0	0	1
Non-controlling interest—Redeemable Partnership Units held by Brookfield	117	17	8
Non-controlling interest—Exchange LP	1	1
Net investment attributable to limited partners and general partner	$ 295	$ 40	$ 18